SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives [Table Text Block]

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2010	2011	2012

Dividend yield	0%	0%	0%
Expected volatility	48.68%-53.2%	53.5%-59.6%	56.6%-61.5%
Risk-free interest	1.02%-2.46%	0.8%-2.04%	0.54%-1.04%
Expected life	4.67-5.69 years	4.67-5.69 years	4.79-5.70 years
Forfeiture rate	10.0%	10.0%	5.5%

Schedule of Equity Based Compensation Expenses [Table Text Block]

The total equity-based compensation expenses relating to all of the Company's equity-based awards recognized for the years ended December 31, 2010, 2011 and 2012 were included in items of the consolidated statements of income as follows:

	Year ended December 31,
	2010		2011	2012

Cost of revenues	$62		$130	$61
Research and development expenses, net	393		526	430
Selling and marketing expenses	1,180		964	437
General and administrative expenses	453		703	601

Total equity-based compensation expenses	$2,088	*)	$2,323	$1,529

*)	Also includes equity-based compensation that was classified as a liability.